Intangible Assets - Additional Information (Detail) - GBP (£)	3 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets, carrying value	£ 3,324,000	£ 3,122,000
Patents [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, carrying value	3,200,000	3,000,000
Intangible assets, acquired	300,000
Computer Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, carrying value	100,000	£ 100,000
Intangible assets, acquired	£ 0